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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                     1275 Pennsylvania Avenue NW
                                                     Washington, D.C. 20004-2415
                                                                    202.383.0100
                                                                fax 202.637.3593
                                                                  www.sablaw.com

W. Thomas Conner
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sablaw.com

September 15, 2006


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Initial Registration Statement on Form N-4 for
       First MetLife Investors Insurance Company
       First MetLife Investors Variable Annuity Account One

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Initial Registration Statement") for certain individual flexible premium deferrred variable annuity contracts (the "Contracts"). The Contracts will be issued through the Separate Account, which is registered with the Commission under the Investment Company Act of 1940, as amended.

The Company will be requesting selective review for this filing. A complete request for selective review, together with an appropiately marked copy of the prospectus and statement of additional information included in this Initial Registration Statement, will be forwarded to the Staff shortly under separate cover.

Financial Statements, exhibits not included herein, and certain other information will be added, and other clarifying or stylistic changes made, by pre-effective amendment.

If you have any questions or comments regarding this Initial Registration Statement, please call the undersigned at (202) 383-0590.

Sincerely,



/s/ W. Thomas Conner
W. Thomas Conner

Attachment

cc:  Michele H. Abate, Esq.
     Marie C. Swift, Esq.